Vessels, net and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Vessels, net
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2017	$855,497	$(131,591)	$723,906

Improvements	824	—	824
Depreciation for the period	—	(34,918)	(34,918)
Impairment of vessels	(9,279)	5,997	(3,282)
Classification as asset held for sale	(28,862)	—	(28,862)

Balance as at December 31, 2017	$818,180	$(160,512)	$ 657,668

Improvements	277	—	277
Depreciation for the period	—	(32,113)	(32,113)
Impairment of vessel	(78,607)	49,802	(28,805)
Disposals	(10,927)	—	(10,927)

Balance as at December 31, 2018	$ 728,923	$ (142,823)	$ 586,100